Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Federal and state tax (benefit) expense	$ 800	$ 25,000